Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jul. 31, 2006	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Related party transactions
Amounts due to related parties-short term						¥ 728,218	¥ 633,376
Accounts receivable from related party customers, net						33,816	129,781
Amount due from related parties-short term						18,849	73,509
Total amounts due from related parties						52,679	228,252
Rental expenses under operating lease agreements						79,453	78,255	¥ 74,275
Accrued loss contingency related to guarantee						0			$ 10,350	¥ 63,331	$ 10,350	¥ 63,331
Sales of products						14,391	183,404	126,495
Purchase of products						3,293,476	2,358,415	1,015,077
Processing service received						26,972	110,972	8,438
Purchase of equipment and building						74,774	2,621
Sales of equipment						85	3,722
Provide entrusted loan						17,000	70,000	40,000
Provide Guarantee						371,000	310,000			0
Receive Guarantee						838,170	691,116			661,714
Hebei Jinglong
Related party transactions
Amounts due to related parties-short term						90,454	133,318
Accounts receivable from related party customers, net						8,968	60,634
Amount due from related parties-short term						14	24,962
Initial term of long-term supply contract					4 years 6 months
Extended term of long-term supply contract					3 years
Unused prepayment						14	24,962			65,951
Rental expenses under operating lease agreements						35,908	39,914	52,614
Receive Guarantee						791,124	561,116			581,714
Jin Wei
Related party transactions
Amounts due to related parties-short term							114
Xingtai Jinglong
Related party transactions
Amounts due to related parties-short term						106,651	120,423
Accounts receivable from related party customers, net						939	56
Provide Guarantee						121,000
Songgong Electronics
Related party transactions
Amounts due to related parties-short term						115,536	133,860
Accounts receivable from related party customers, net						18,108	50,070
Amount due from related parties-short term						17,000	16,452
Provide entrusted loan	¥ 17,000	¥ 15,000				17,000	15,000
Provide Guarantee						220,000	260,000
Annual interest rate	5.60%	5.36%
Longhai Property
Related party transactions
Amount due from related parties-short term							15,025
Provide entrusted loan			¥ 15,000				15,000
Receive Guarantee						47,046	50,000			0
Annual interest rate			5.36%
Yangguang Guifeng
Related party transactions
Amounts due to related parties-short term						135,938	77,567
Accounts receivable from related party customers, net						1,929	1,252
Amount due from related parties-short term						1,812
Jing Xing
Related party transactions
Accounts receivable from related party customers, net						2,917	14,354
Provide Guarantee						30,000
Saimei Ganglong
Related party transactions
Amounts due to related parties-short term							56,761
Provide Guarantee							50,000
Fine Chemical
Related party transactions
Amounts due to related parties-short term						6,075	761
Purchase of equipment and building						77
Hebei Jinglong Sunshine Equipment Co., Ltd
Related party transactions
Amounts due to related parties-short term						108,668	47,257
Ningjin Jingxing Electronic Material Co., Ltd
Related party transactions
Amounts due to related parties-short term						3,542	2,428
Xingtai Jinglong PV
Related party transactions
Amounts due to related parties-short term						31,482
Purchase of products						83,929
Taicang Juren
Related party transactions
Amounts due to related parties-short term						93,230	37,392
Purchase of products						319,665	158,639
Heilonggang
Related party transactions
Amounts due to related parties-short term						867
Purchase of equipment and building						3,142
Other related parties
Related party transactions
Amounts due to related parties-short term						35,775	23,495
Accounts receivable from related party customers, net						800	2,350
Amount due from related parties-short term						37	1,947
Sales of products						182
Purchase of products						59,645	7,223
Lincheng
Related party transactions
Accounts receivable from related party customers, net						155	1,065
Dividends receivable						7,085
Sales of products							162,516	92,158
Yangzhou Property
Related party transactions
Amount due from related parties-short term							40,085
Provide entrusted loan				¥ 40,000			40,000	¥ 40,000
Receive Guarantee						0	¥ 80,000			¥ 80,000
Annual interest rate				6.60%			7.00%	7.00%
Repayment term (in years)				1 year
Subsidiaries of Hebei Jinglong
Related party transactions
Sales of products						14,209	¥ 20,888	¥ 34,337
Purchase of products						2,830,237	2,192,553	1,015,077
Processing service received						26,972	110,972	¥ 8,438
Purchase of equipment and building						71,555	2,621
Sales of equipment						¥ 85	¥ 3,722
Mr. Baofang Jin | Hebei Jinglong
Related party transactions
Percentage of ownership interest held by related party					78.45%
Mr. Baofang Jin | Jinglong Group
Related party transactions
Percentage of ownership interest held by related party					32.96%